Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	5
Carrying value of pledged assets	$ 30,785		$ 25,953
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Severity	Individually, none of these eight equity securities have significant unrealized losses. Of the eight equity securities that have sustained unrealized losses for more than 12 months, six have increased in fair value during the year of 2012, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Of the two remaining stocks experiencing sustained unrealized losses, the amount of individual loss is not material and increases in value were noted, at times, in 2012. Management has identified no other-than-temporary impairment as of, or for the periods ended, December 31, 2012 and 2011 in the equity portfolio
Securities impairment charge		$ 40
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in Unrealzied Loss Position	9
Securities in Unrealized Loss Positions for 12 Months or More	8
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in Unrealzied Loss Position	38
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	59.00%
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	38.00%
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	3.00%